Average Annual Total Returns	12 Months Ended	30 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Russell 2000® Growth Total Return Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	13.01%	13.86%
Institutional Class Shares
Prospectus [Line Items]
Average Annual Return, Percent	3.96%	7.79%
Performance Inception Date		Jun. 28, 2023
Institutional Class Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	3.49%	6.84%
Institutional Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	2.90%	5.96%